Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary Shares		Additional paid-in Capital	Accumulated Other comprehensive loss	Accumulated deficit	Non-controlling interest	Total
Balance at Jun. 30, 2020		$ 100		$ 256		$ (2,651,248)		$ (2,650,892)
Balance (in Shares) at Jun. 30, 2020	[1]	10,000,000
Net loss						(1,346,745)		(1,346,745)
Balance at Jun. 30, 2021		$ 100		256		(3,997,993)		(3,997,637)
Balance (in Shares) at Jun. 30, 2021	[1]	10,000,000
Issuance of shares upon initial public offering and over allotment, net		$ 26		22,200,060				22,200,086
Issuance of shares upon initial public offering and over allotment, net (in Shares)	[1]	2,625,000
Issuance of warrants				301,085				301,085
Issuance of shares upon conversion of convertible bonds		$ 3		3,249,997				3,250,000
Issuance of shares upon conversion of convertible bonds (in Shares)	[1]	342,105
Share-based compensations				2,757,907				2,757,907
Capital contribution from non-controlling interest of a subsidiary							164,000	164,000
Exercise of warrants		$ 1		(1)
Exercise of warrants (in Shares)		45,761	[1]					45,761
Net loss						(7,445,943)	(148,612)	$ (7,594,555)
Balance at Jun. 30, 2022		$ 130		28,509,304		(11,443,936)	15,388	$ 17,080,886
Balance (in Shares) at Jun. 30, 2022		13,012,866	[1]					13,012,866
Share-based compensations				922,623				$ 922,623
Capital contribution from non-controlling interest of a subsidiary							134,913	134,913
Net loss						(5,871,130)	(191,199)	(6,062,329)
Foreign currency translation adjustment					(86,658)			(86,658)
Balance at Jun. 30, 2023		$ 130		$ 29,431,927	$ (86,658)	$ (17,315,066)	$ (40,898)	$ 11,989,435
Balance (in Shares) at Jun. 30, 2023		13,012,866	[1]					13,012,866

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021